Segment reporting (Tables)	6 Months Ended
Jun. 30, 2013
Segment reporting [Abstract]
Summary of Information by Segment

Summary information by operating segment is as follows:

June 30, 2012	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$

Total revenue	179,066,196	45,248,339	146,240,351	52,716	48,906,941	-	-	6,128,584	425,643,127
Total cost of revenue	(110,715,421)	(36,598,157)	(108,725,734)	(25,625)	(37,430,412)	-	-	(5,430,842)	(298,926,191)
Gross profit	68,350,775	8,650,182	37,514,617	27,091	11,476,529	-	-	697,742	126,716,936
Operating income (loss)	55,122,869	7,190,582	32,614,853	18,242	10,024,112	(227,477)	(679,944)	(5,110,691)	98,952,546
Total assets	699,936,751	220,334,447	301,318,230	10,203,396	110,522,860	16,718,076	260,589	37,888,921	1,397,183,270

June 30, 2013	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$

Total revenue	169,560,784	128,993,914	48,967,327	(508)	7,789,307	-	5,225,589	7,376,131	367,912,544
Total cost of revenue	(95,887,711)	(101,898,836)	(36,266,033)	(25,854)	2,658,692	-	(5,057,573)	(5,883,170)	(242,360,485)
Gross profit	73,673,073	27,095,078	12,701,294	(26,362)	10,447,999	-	168,016	1,492,961	125,552,059
Operating income (loss)	59,819,738	24,303,748	10,634,320	(31,377)	9,897,330	(2,371,295)	(391,330)	(3,407,411)	98,453,723

Total assets	641,848,343	266,962,367	309,739,992	9,928,853	97,543,140	193,505,373	31,486,105	242,214,336	1,793,228,509